Schedule of investments
Nomura Tax-Free Idaho Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.73%
Education Revenue Bonds — 26.42%
Boise, Idaho State University Revenue
Series A 5.00% 4/1/31	250,000	$ 275,408
Series A 5.00% 4/1/32	500,000	557,390
Series A 5.00% 4/1/33	250,000	281,800

(General Project) Series A 5.00% 4/1/54	1,925,000	1,973,818
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,191,717
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,276,785
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	643,103
Series A 3.00% 5/1/41	3,150,000	2,522,079
Series A 4.00% 5/1/56	1,585,000	1,264,481
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	881,100
Series A 144A 6.00% 7/1/39 #	370,000	376,812
Series A 144A 6.00% 7/1/49 #	595,000	599,064
Series A 144A 6.00% 7/1/54 #	1,140,000	1,143,933

(Elevate Academy Nampa Project) Series A 5.00% 5/1/60	1,000,000	1,005,490
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	821,070
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	429,972
Series A 4.00% 5/1/55	305,000	242,841
Series A 144A 5.00% 12/1/38 #	2,050,000	2,050,861
Series A 144A 5.00% 12/1/46 #	1,535,000	1,453,891

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	786,890
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	531,823
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	552,533
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,527,410
Series A 4.00% 5/1/55	1,100,000	896,544

(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,970,000	1,961,647
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,026,390
NQ- VF [0526] 0726 (5720453)    1

Schedule of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	$ 1,274,643
4.00% 4/1/29	275,000	275,226
Series A 4.00% 4/1/37	350,000	354,623
Series A 4.50% 4/1/52	1,750,000	1,731,450
Series A 5.25% 4/1/42	605,000	658,010
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	683,270
Series A 5.00% 4/1/35 (AG)	560,000	605,567
University of Idaho Revenue
Series A 5.50% 4/1/55 (AG)	1,000,000	1,065,540
Series A 5.50% 4/1/57 (AG)	2,000,000	2,130,120
		36,053,301
Electric Revenue Bonds — 6.82%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,520
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,805,312
5.00% 9/15/36	1,000,000	1,121,080
5.00% 9/15/37	825,000	919,157
5.00% 9/15/39	1,000,000	1,104,130
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	55,219
Series AAA 5.25% 7/1/26 ‡	45,000	33,075
Series CCC 5.25% 7/1/27 ‡	345,000	254,006
Series WW 5.00% 7/1/28 ‡	320,000	235,600
Series WW 5.50% 7/1/38 ‡	1,500,000	1,104,375
Series XX 4.75% 7/1/26 ‡	50,000	36,812
Series XX 5.25% 7/1/40 ‡	595,000	438,069
Series XX 5.75% 7/1/36 ‡	175,000	128,844
Series ZZ 4.75% 7/1/27 ‡	40,000	29,450
Series ZZ 5.25% 7/1/26 ‡	60,000	44,100
		9,310,749
Healthcare Revenue Bonds — 12.71%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,000,280
2    NQ- VF [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	$ 2,420,616
4.00% 3/1/46 (BAM)	500,000	474,670
4.00% 3/1/51 (BAM)	2,210,000	2,013,553
Series A 3.00% 3/1/51	3,000,000	2,146,440
Series A 4.00% 3/1/46	1,160,000	1,078,348
Series A 5.25% 3/1/53	1,000,000	1,039,270

(The Terraces of Boise Project) Series A 4.55% 10/1/56	500,000	437,255
(Trinity Health Credit Group) Series ID 4.00% 12/1/43	3,900,000	3,750,123
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	295,000	292,611
Series A 5.25% 11/15/37	1,005,000	855,838
Series A 5.25% 11/15/47	1,130,000	830,493
		17,339,497
Housing Revenue Bonds — 7.63%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,053,689
Series A 3.125% 7/1/54	2,000,000	1,426,520
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	183,278	179,578
(Taxable) Series C 5.945% 7/1/55 (GNMA) (FNMA) (FHLMC)	635,000	632,168
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA) (FNMA) (FHLMC)	2,600,000	2,606,136
Series A 4.75% 1/1/48 (GNMA)	900,000	899,856
Series C 3.00% 1/1/43 (FHA)	400,000	350,616
Series C 4.80% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,720,000	1,721,084
Series C 5.25% 1/1/51 (GNMA) (FNMA) (FHLMC)	1,500,000	1,546,020
		10,415,667
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.52%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 0.601% 5/15/57 ^	30,905,000	1,428,429
NQ- VF [0526] 0726 (5720453)    3

Schedule of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	$ 2,006,720
		3,435,149
Lease Revenue Bonds — 6.01%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	757,215
5.00% 12/15/32	750,000	756,855
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	1,900,000	1,877,086
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,049,017
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	310,337
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project) Series A 7.00% 2/1/36	1,500,000	1,502,850
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,225,126
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	730,594
		8,209,080
Local General Obligation Bonds — 4.68%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,013,940
5.00% 8/1/35	500,000	506,630
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,084,240
5.00% 9/15/43	2,000,000	2,156,380
City of Ketchum, Idaho
2.125% 9/15/41	500,000	373,025
4    NQ- VF [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	250,000	$ 251,680
Series A 4.00% 9/15/37	1,000,000	1,003,890
		6,389,785
Resource Recovery Revenue Bond — 0.28%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	381,211
		381,211
Special Tax Revenue Bonds — 22.79%
Commonwealth of Puerto Rico Revenue
3.312% 11/1/43 •	2,565,881	1,773,666
(Subordinate) 3.80% 11/1/51 •	3,021,003	1,907,008
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	3,588,249	3,521,077
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/54	1,715,000	1,796,771
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion and Congestion Mitigation)
Series A 4.00% 8/15/48	2,370,000	2,263,563
Series A 4.00% 8/15/50	3,000,000	2,822,790
Series A 5.00% 8/15/48	910,000	955,637
Series A 5.25% 8/15/48	500,000	532,055
Idaho State Building Authority Revenue
(School Modernization Facilities Fund)
Series A 5.00% 6/1/30	305,000	333,127
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,295,780
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,568,993
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,190,000	1,236,017
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.019% 7/1/51 ^	6,755,000	1,814,190
Series A-1 3.70% 7/1/46 ^	3,579,000	1,306,371
(Restructured)
Series A-1 4.55% 7/1/40	875,000	876,934
NQ- VF [0526] 0726 (5720453)    5

Schedule of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,310,000	$ 1,262,001
Series A-1 5.00% 7/1/58	2,867,000	2,833,141
		31,099,121
State General Obligation Bond — 0.65%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	995,000	882,475
		882,475
Transportation Revenue Bonds — 5.40%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,746,069
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,500,000	1,526,250
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,660,000	2,678,806
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,425,075
		7,376,200
Water & Sewer Revenue Bonds — 1.82%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	1,750,000	1,797,985
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	680,856
		2,478,841
Total Municipal Bonds (cost $137,671,855)		133,371,076

6    NQ- VF [0526] 0726 (5720453)

	Principal amount°	Value (US $)

Short-Term Investments — 1.10%
Variable Rate Demand Note — 1.10%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 2.80% 3/1/60 (LOC - TD Bank, N.A.)¤	1,500,000	$ 1,500,000
Total Short-Term Investments (cost $1,500,000)		1,500,000
Total Value of Securities—98.83% (cost $139,171,855)		134,871,076

Receivables and Other Assets Net of Liabilities—1.17%		1,594,116
Net Assets Applicable to 13,017,695 Shares Outstanding—100.00%		$136,465,192
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $11,683,817, which represents 8.56% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
NQ- VF [0526] 0726 (5720453)    7

Schedule of investments
Nomura Tax-Free Idaho Fund
Summary of abbreviations: (continued)
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FMC – First Mile Connectivity
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility
USD – US Dollar
8    NQ- VF [0526] 0726 (5720453)